UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):                [ ]is a restatement.
                                                 [ ]adds new holdings
                                                 entries.

Institutional Investment Manager Filing this Report:

Name:     Technology Crossover Management VI, L.L.C.
Address:  c/o Technology Crossover Ventures
          528 Ramona Street
          Palo Alto, CA 94301

Form 13F File Number: 28-13394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Frederic D. Fenton
Title:  Authorized Signatory
Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Frederic D. Fenton         Palo Alto, California           November 14, 2011
 [Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

      [_] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $222,603
                                          (thousands)

List of Other Included Managers

No. Form 13F File Number       Name

1   28-13395                   Technology Crossover Management VI (Cayman), L.P.

                                                                                                             Voting
                        Title of                Value       Shares/       Sh/  Put/  Invstmt   Other                Authority
Name of Issuer            Class      CUSIP      (x$1000)    PrnAmt        Prn  Call  Dscretn  Managers     Sole       Shared    None
---------------          --------  ---------    --------  ----------      ---  ----  -------  --------   ---------   ---------  ----
Citigroup, Inc.*         Common    172967424         432      16,846*     SH         Sole                   16,846*         0      0
HomeAway, Inc.**         Common    43739Q100     111,143   3,305,874**    SH         Sole                3,305,874**        0      0
Interactive Brokers
  Group, Inc.**          Common    45841N107      20,895   1,500,000**    SH         Sole                1,500,000**        0      0
Electronic Arts Inc.***  Common    285512109      40,849   1,997,502***   SH         Sole                1,997,502***       0      0
  Orbitz
Worldwide, Inc.****      Common    68557K109       2,180   1,004,706****  SH         Other      1        1,004,706****      0      0
Shutterfly, Inc.*****    Common    82568P304      47,104   1,143,857***** SH         Sole                1,143,857*****     0      0

                                               ---------
                              TOTAL            $222,603


*     includes 729 shares held in escrow.

**    does not include shares owned by TCV VII, L.P. or TCV VII (A), L.P.

***   does not include shares owned by TCV V, L.P., TCV VII, L.P. or TCV VII
      (A), L.P.

**** The Reporting Manager does not have formal investment discretion with respect to all of such securities, but may be deemed, with Technology Crossover Management VI (Cayman), L.P., to be part of a group exercising such investment discretion. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or Technology Crossover Management VI (Cayman), L.P. exercises investment discretion or is a member of such a group with respect to such securities.

***** includes 114,385 shares held in escrow.